Tax Assets and Liabilities - Reconciliation of Changes in Deferred Tax Liability Asset (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance
Charged to Income		692
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance		692
Carried Forward Tax Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance	630	630	630
Charged to Income		692
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance	630	1,322	630
Intangible Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance	(630)	(630)	(630)
Charged to Income
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance	$ (630)	$ (630)	$ (630)